DESCRIPTION OF BUSINESS (Details Narrative)	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity state of incorporation	NV
Entity date of incorporation	Mar. 20, 2007